Summary of Significant Accounting Policies (Narrative - Goodwill, Trademarks and Intangibles) (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Goodwill, Impairment Loss	$ 157,000,000	$ 158,884,000	$ 0
Goodwill, Impairment Loss, Net of Tax	157,000,000
Ripening reclass, amount		6,000,000	6,000,000	6,000,000
Fresh Express Trademarks
Goodwill [Line Items]
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)		23,000,000	0
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill), Net of Tax		14,000,000
Fair Value Inputs, Royalty Rate		1.00%	3.00%	3.00%
Fair Value Inputs, Discount Rate		13.00%	11.30%	11.10%
Chiquita Trademarks
Goodwill [Line Items]
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)		0	0
Fair Value Inputs, Royalty Rate		2.50%	3.00%	3.00%
Fair Value Inputs, Discount Rate		11.00%	11.30%	11.10%
Non-core Business [Member]
Goodwill [Line Items]
Goodwill, Impairment Loss		2,000,000
Impairment of Goodwill
Goodwill [Line Items]
Fair Value Inputs, Discount Rate		13.00%	9.70%	9.60%
Customer Relationships
Goodwill [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life		11 years
Patented Technology
Goodwill [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life		9 years
Pro Forma
Goodwill [Line Items]
Fair Value Inputs, Revenue and EBITDA Multiple, Adjustment		(5.00%)
Pro Forma | Fresh Express Trademarks
Goodwill [Line Items]
Fair Value Inputs, Royalty Rate, Adjustment		0.50%
Fair Value Inputs, Discount Rate, Adjustment		1.00%
Pro Forma | Impairment of Goodwill
Goodwill [Line Items]
Fair Value Inputs, Discount Rate, Adjustment		1.00%
Discount Rate [Member] | Pro Forma | Fresh Express Trademarks
Goodwill [Line Items]
Proforma Impairment Loss Amount Using Adjustment to Fair Value Input		3,000,000
Discount Rate [Member] | Pro Forma | Impairment of Goodwill
Goodwill [Line Items]
Proforma Impairment Loss Amount Using Adjustment to Fair Value Input		8,000,000
Revenue and EBITDA Multiple [Member] | Pro Forma | Impairment of Goodwill
Goodwill [Line Items]
Proforma Impairment Loss Amount Using Adjustment to Fair Value Input		10,000,000
Royalty Rate [Member] | Pro Forma | Fresh Express Trademarks
Goodwill [Line Items]
Proforma Impairment Loss Amount Using Adjustment to Fair Value Input		$ 18,000,000